SHARE-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of share-based payment award, stock options, valuation assumptions
Three Months Ended
March 31, 2021
Expected term	5.00 – 6.25
Risk-free interest rate	0.78 – 1.02%
Expected dividend yield	0.0%
Expected volatility	90%
Three Months Ended
March 31, 2021
Grant date share price	$14.40
Risk-free interest rate	0.5%
Expected dividend yield	0.0%
Expected volatility	90%
Expected life (in years)	1.8 – 3.8

	Year Ended
	December 31, 2020	December 31, 2019
Expected term	0.14 – 5.00	2.79 – 5.00
Risk-free interest rate	0.22 – 0.41%	1.3 – 2.7%
Expected dividend yield	0.0%	0.0%
Expected volatility	85% – 90%	80%

Schedule of share-based payment arrangement, option, activity
	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance as at December 31, 2020	896,888	$5.22	3.96	$2,889
Granted	51,434	$14.40	9.92
Exercised	—	$—	—	$—
Forfeited	—	$—	—
Balance as at March 31, 2021	948,322	$6.15	4.06	$3,922

Vested and expected to vest as at March 31, 2021	937,041	$6.10	4.07	$3,923

Vested and exercisable as at March 31, 2021	494,776	$6.17	3.71	$2,102

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance as at December 31, 2019	1,195,544	$14.18	3.21	$3,194
Granted	121,291	$6.71	3.64
Exercised	(88,706)	$0.24	—	$705
Forfeited	(331,241)	$11.86	—
Balance as at December 31, 2020	896,888	$5.22	3.96	$2,889
Vested and expected to vest as at December 31, 2020	885,607	$5.60	3.97	$2,906
Vested and exercisable as at December 31, 2020	419,498	$6.80	3.78	$944

Schedule of unvested restricted stock units roll forward
	Restricted Share Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2020	78,634	$3.25
Granted	338,393	14.33
Vested	(7,713)	14.40
Canceled/forfeited	—	—
Unvested as of March 31, 2021	409,314	$12.47
	Restricted Share Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2020	—	$—
Granted	1,038,718	13.89
Vested	—	—
Canceled/forfeited	—	—
Unvested as of March 31, 2021	1,038,718	$13.89

	Restricted Share Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2019	—	$—
Granted	83,715	3.25
Vested	(2,989)	3.25
Canceled/forfeited	(2,092)	3.25
Unvested as of December 31, 2020	78,634	$3.25